Credit Impairment Losses and Provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Credit Impairment Losses and Provisions
8. CREDIT IMPAIRMENT LOSSES AND PROVISIONS

	Group
	2019	2018	2017
	£m	£m	£m
Credit impairment losses: (1)
Loans and advances to customers	238	189	257
Recoveries of loans and advances, net of collection costs	(40)	(42)	(54)
Off-balance sheet exposures (See Note 27 )	22	6

	220	153	203

Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 27 )	437	260	385
Provisions for RV and voluntary termination	6	—	8

	443	260	393

	663	413	596

(1)	Credit impairment losses for 2018 and later are calculated on an IFRS 9 basis and for 2017 and earlier on an IAS 39 basis.
I
n
 2019 and 2018 there
were no material credit impairment losses on loans and advances to banks, non-trading
reverse repurchase agreements, other financial assets at amortised cost and financial assets at fair value through other comprehensive income.